Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Wages and salaries	1,777.9	2,124.4	2,519.6
Social security expenses	146.3	181.9	208.1
Pension and retirement expenses	122.0	152.5	182.6
Share-based payments	46.3	74.6	53.9
Personnel expenses	2,092.5	2,533.4	2,964.2

Average number of payroll employees in FTEs	The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2018	2019	2020
Netherlands	8,597	11,376	12,812
Worldwide	18,204	22,192	24,727

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2018	2019	2020
Customer Support	5,674	5,953	6,429
Manufacturing and Supply Chain Management	5,779	5,933	7,680
Strategic Supply Management	267	326	346
General & Administrative	1,701	1,898	2,061
Sales and Mature Products and Services	559	624	744
Research & Development	9,267	10,166	10,813
Total	23,247	24,900	28,073
Less: Temporary employees	3,203	1,681	1,459
Payroll employees	20,044	23,219	26,614

Schedule of Short-term Incentives
Short-term incentive bonus expenses for the Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Board of Management	4.5	5.1	5.4
Other employees	233.7	269.1	402.5
Total bonus expenses	238.2	274.2	407.9